General (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Nov. 30, 2015	Jun. 30, 2019	Dec. 31, 2018
General [Abstract]
Contract to acquire, percentage		100.00%
Accumulated deficit		$ (46,247) [1]	$ (43,672)
Description of warrants to purchase ADS	Each ADS represents 1 ordinary share with no par value following a reverse split in effect from January 4, 2019 (see Note 6). Each warrant enables the purchase of 1 ADS.
Fund raised for current development plans	$ 45,100

[1]	See Note 3 regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data were not restated.